CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Due from merchant credit card processor, reserve for charge-backs		$ 2,500	$ 2,500
Accounts receivable, Net of Allowance.	$ 66,222	369,731	256,833
Property and equipment, accumulated depreciation	166,553	84,314	27,879
Intangible assets, accumulated amortization	155,237	0
Senior convertible notes payable debt discount net- Related party	$ 0	$ 1,093,750	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	50,000,000	50,000,000
Common stock, shares issued	8,455,505	3,352,382	3,242,906
Common stock, shares outstanding	8,455,505	3,352,382	3,242,906
Series A Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	940,000	0
Preferred stock, shares outstanding	940,000	0